Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 177,475.5	$ 6,358.9	$ 145,480.3
Less: Loss allowance	(291.1)		(246.6)	$ (340.2)	$ (325.3)
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Less: Loss allowance	(291.1)		(246.6)
Not past due [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	169,954.9		140,933.6
Past due [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	7,811.4		4,784.4
Past due [member] | Past due 31-60 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	0.2		8.7
Past due [member] | Past due 61-120 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	0.1		0.1
Past due [member] | Past due over 121 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 0.0		$ 0.1